Goodwill and Intangible Assets (Details) - Schedule of Amortization of Intangible Assets - USD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Schedule of Amortization of Intangible Assets [Abstract]
2024	$ 748
2025	1,480
2026	199
2027	199
2028	199
Thereafter	227
Total	$ 3,052	$ 732	$ 831